--------------------------------------------------------------------------------
     CITIFUNDS(R)
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                                                         CitiFunds

TAX FREE RESERVES

ANNUAL REPORT
AUGUST 31, 2000


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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS TAX FREE RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
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Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           20
--------------------------------------------------------------------------------
Statement of Operations                                                       20
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            21
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Financial Highlights                                                          21
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Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  24
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for tax-exempt money market instruments during the reporting period. However, a closer look suggests that most of the improvement in short-term tax-exempt yields took place during the first six months of the period. Between March and August 2000, tax-exempt yields actually declined modestly, primarily in response to supply-and-demand forces that were unique to the municipal marketplace.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage Tax Free Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal income taxes, preservation of capital and liquidity.

   This annual report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip Coolidge
-------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   TAX-EXEMPT MONEY MARKET INSTRUMENTS PROVIDED COMPETITIVE RETURNS AND A SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including many stocks and longer-term bonds. However, tax-exempt yields ended the reporting period at fairly low levels relative to taxable money market yields. This was due mainly to a reduction in the issuance of short-term tax-exempt securities by municipalities during the first eight months of 2000 compared to the same period one year ago.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic conditions were enhanced by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   The Fed's actions strongly influenced tax-exempt money markets during the first half of the reporting period, causing tax-exempt yields to rise along with yields in other sectors of the bond markets. DURING THE SECOND HALF OF THE PERIOD, HOWEVER, TECHNICAL MARKET FORCES ECLIPSED INTEREST-RATE TRENDS, CAUSING TAX-EXEMPT YIELDS TO FALL MODESTLY BETWEEN MARCH AND AUGUST. More specifically, because many municipal issuers enjoyed higher-than-expected tax revenues during this period of economic strength, they had less need to borrow in the short-term bond market. Accordingly, issuance of short-term tax-exempt securities fell. At the same time, demand for money market instruments rose when the stock market began to falter in March and April, and individuals sought to protect some of their gains during a time of heightened market volatility.

   IN  THIS  ENVIRONMENT,  MANAGEMENT  MAINTAINED  A  RELATIVELY  SHORT  AVERAGE
MATURITY FROM SEPTEMBER 1999 THROUGH MAY 2000. This strategy was designed to keep assets available for higher yielding securities if interest rates rose. When it became apparent in May that tax-exempt rates had peaked, management then extended the Fund's average maturity in order to lock in prevailing yields for as long as practical.

   FROM A SECURITY SELECTION PERSPECTIVE, MANAGEMENT CONTINUED TO FOCUS PRIMARILY ON VARIABLE RATE DEMAND NOTES (VRDNS), WHICH ARE SHORT-TERM INSTRUMENTS THAT ARE SECURITIZED AND ISSUED BY INVESTMENT BANKS. This emphasis on floating-rate securities enabled the Fund to capture higher yields more quickly as they became available. The managers' focus on VRDNs was also partly the result of the lack of new municipal notes in the marketplace. As of August 31, 2000, weekly VRDNs comprised about 76% of the Fund's portfolio, and municipal notes and bonds accounted for 24%.

   AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED MOST LIKELY WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Accordingly, management expects to maintain the current maturity strategy and security selection approach over the next few months. Of course, management may adjust its strategies as economic and market conditions change.


FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER,                      DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
August 31, 1984                          Distributed annually, if any

NET ASSETS AS OF 8/31/00                 BENCHMARK**
Class N shares $497.6 million            o Lipper Tax Exempt Money Market
Cititrade(R) shares $7,057                 Funds Average

                                         o iMoneyNet, Inc. (formerly IBC
                                           Financial  Data) General Tax
                                           Free Money Market Funds Average


 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.
** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

   Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                  ONE        FIVE        TEN
ALL PERIODS ENDED AUGUST 31, 2000                YEAR       YEARS*      YEARS*
================================================================================
CitiFunds Tax Free Reserves Class N              3.33%      3.03%       3.03%
Lipper Tax Exempt Money Market Funds Average     3.27%      3.03%       3.03%
iMoneyNet, Inc. (formerly IBC Financial Data)
  General Tax Free Money Market Funds Average    3.29%      3.05%       3.04%
Cititrade Tax Free Reserves                        --         --        0.13%**#
 * Average Annual Total Return
** Not Annualized
 # Commencement of Operations 8/18/00
7-DAY YIELDS          CLASS N      CITITRADE
                      -------      ---------
Annualized Current    3.65%         3.30%
Effective             3.70%         3.35%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000, CitiFunds Tax Free Reserves Class N shares paid $0.03279 per share and Cititrade Tax Free Reserves paid $0.00126 per share, respectively, to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 14.8% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS TAX FREE RESERVES CLASS N VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) GENERAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Tax Free Reserves Class N generally provided a similar annualized seven-day yield to that-of a comparable iMoneyNet, Inc. Money Market Funds-Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.


            [Table below represents line chart in its printed piece]

                                           iMoneyNet, Inc.
                                           General Tax Free
                     CitiFunds Tax Free    Money Market Tax Free
                     Reserves Class N      Funds Average

8/31/99              0.0265                0.0265
9/7/99               0.026                 0.0262
9/14/99              0.0262                0.0264
9/21/99              0.0281                0.0282
9/28/99              0.0303                0.0301
10/5/99              0.0302                0.03
10/12/99             0.0275                0.0275
10/19/99             0.0278                0.0278
10/26/99             0.0278                0.028
11/2/99              0.0284                0.0286
11/9/99              0.0282                0.0281
11/16/99             0.0297                0.0296
11/23/99             0.0307                0.0308
11/30/99             0.0313                0.0315
12/7/99              0.0295                0.0296
12/14/99             0.0277                0.0282
12/21/99             0.0311                0.0309
12/28/99             0.0367                0.0357
1/4/00               0.0409                0.0397
1/11/00              0.0285                0.0288
1/18/00              0.0261                0.0266
1/25/00              0.0271                0.0273
2/1/00               0.028                 0.028
2/8/00               0.027                 0.0268
2/15/00              0.0296                0.0293
2/22/00              0.0317                0.031
2/29/00              0.0323                0.0319
3/7/00               0.0318                0.0314
3/14/00              0.0315                0.0311
3/21/00              0.0315                0.0311
3/28/00              0.0318                0.0314
4/4/00               0.0323                0.0321
4/11/00              0.0294                0.0291
4/18/00              0.0327                0.0322
4/25/00              0.0371                0.0361
5/2/00               0.0416                0.0402
5/9/00               0.0456                0.044
5/16/00              0.0467                0.045
5/23/00              0.0383                0.0375
5/30/00              0.0368                0.036
6/6/00               0.0351                0.0347
6/13/00              0.0336                0.0337
6/20/00              0.0363                0.0365
6/27/00              0.0389                0.0386
7/4/00               0.0395                0.039
7/11/00              0.0311                0.0315
7/18/00              0.0324                0.0328
7/25/00              0.036                 0.0355
8/1/00               0.0366                0.0361
8/8/00               0.0345                0.0341
8/15/00              0.0357                0.0356
8/22/00              0.0362                0.0356
8/29/00              0.0362                0.0357

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $499,102,497
Receivable for shares of beneficial interest sold                        41,882
--------------------------------------------------------------------------------
  Total assets                                                      499,144,379
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     1,321,215
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)       103,381
Payable for shares of beneficial interest repurchased                    25,866
Accrued expenses and other liabilities                                  126,991
--------------------------------------------------------------------------------
  Total liabilities                                                   1,577,453
--------------------------------------------------------------------------------
NET ASSETS                                                         $497,566,926
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $497,586,861
Accumulated net realized loss on investments                            (19,935)
--------------------------------------------------------------------------------
  Total                                                            $497,566,926
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($497,559,869/497,579,804 shares outstanding)                           $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($7,057/7,057 shares outstanding)                                       $1.00
================================================================================
See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INTEREST INCOME (Note 1A)
Income from Tax Free Reserves Portfolio               $19,697,213
Allocated expenses from Tax Free Reserves Portfolio      (754,567)
--------------------------------------------------------------------------------
                                                                    $18,942,646
EXPENSES:
Administrative fees (Note 3A)                           1,254,912
Shareholder Servicing Agents' fees Class N (Note 3B)    1,254,912
Distribution fees Class N (Note 4)                        502,369
Distribution fees Cititrade (Note 4)                            1
Shareholder reports                                        30,151
Legal fees                                                 23,777
Custody and fund accounting fees                           18,892
Audit fees                                                 18,692
Transfer agent fees                                        13,521
Trustees' fees                                             12,056
Registration                                                2,087
Miscellaneous                                              21,075
--------------------------------------------------------------------------------
  Total expenses                                        3,152,445
Less aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                           (642,156)
--------------------------------------------------------------------------------
  Net expenses                                                        2,510,289
--------------------------------------------------------------------------------
Net investment income                                                16,432,357
NET REALIZED LOSS ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO       (17,545)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $16,414,812
================================================================================
See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                         YEAR ENDED AUGUST 31,
                                                    ----------------------------
                                                          2000          1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                               $ 16,432,357   $ 13,543,126
Net realized gain (loss) on investments                  (17,545)        11,496
--------------------------------------------------------------------------------
Net increase in net assets from operations            16,414,812     13,554,622
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income Class N shares                 (16,432,347)   (13,543,126)
Net investment income Cititrade shares                       (10)            --
--------------------------------------------------------------------------------
Decrease in net assets from distribution
  to shareholders                                    (16,432,357)   (13,543,126)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Proceeds from sale of shares                       1,057,083,608    771,192,000
Net asset value of shares issued to
  shareholders from reinvestment of dividends          2,224,510      2,080,452
Cost of shares repurchased                        (1,051,611,170)  (798,174,036)
--------------------------------------------------------------------------------
Total Class N shares                                   7,696,948    (24,901,584)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CITITRADE SHARES*
Proceeds from sale of shares                              11,000             --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                              10             --
Cost of shares repurchased                                (3,953)            --
--------------------------------------------------------------------------------
Total Cititrade shares                                     7,057             --
--------------------------------------------------------------------------------
Total increase (decrease) in net assets from
  transactions in shares of beneficial interest        7,704,005    (24,901,584)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  7,686,460    (24,890,088)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  489,880,466    514,770,554
--------------------------------------------------------------------------------
End of period                                       $497,566,926   $489,880,466
================================================================================
* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CitiFunds Tax Free Reserves
FINANCIAL HIGHLIGHTS


                                                                   CLASS N
                                              --------------------------------------------------
                                                            YEAR ENDED AUGUST 31,
                                              --------------------------------------------------
                                              2000       1999       1998       1997       1996
================================================================================================
Net Asset Value, beginning of period       $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income                       0.03279    0.02626    0.03042    0.03004    0.02973
Less dividends from net
  investment income                        (0.03279)  (0.02626)  (0.03042)  (0.03004)  (0.02973)
------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                          $497,560   $489,880   $514,771   $422,483   $371,349
Ratio of expenses to average
  net assets+                                 0.65%      0.65%      0.65%      0.65%      0.65%
Ratio of net investment income
  to average net assets+                      3.27%      2.62%      3.04%      3.01%      2.97%
Total return                                  3.33%      2.66%      3.08%      3.05%      3.01%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share            $0.03015   $0.02365   $0.02782   $0.02715   $0.02693
RATIOS:
Expenses to average net assets+               0.91%      0.91%      0.92%      0.94%      0.93%
Net investment income to
  average net assets+                         3.01%      2.36%      2.77%      2.72%      2.69%
================================================================================================

                                                       CITITRADE SHARES
                                                 ------------------------------
                                                 FOR THE PERIOD AUGUST 18, 2000
                                                  (COMMENCEMENT OF OPERATIONS)
                                                       TO AUGUST 31, 2000
================================================================================================
Net Asset Value, beginning of period                        $1.00000
Net investment income                                        0.00126
Less dividends from net investment income                   (0.00126)
------------------------------------------------------------------------------------------------
Net Asset Value, end of period                              $1.00000
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                    $7,057
Ratio of expenses to average net assets+                      1.00%*
Ratio of net investment income to average net assets+         2.92%*
Total return                                                  0.13%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                             $0.00126
RATIOS:
Expenses to average net assets+                               1.26%*
Net investment income to average net assets+                  2.66%*
================================================================================================

 + Includes  the  Fund's  share  of  Tax  Free  Reserves  Portfolio's  allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Tax Free Reserves (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 73.9% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund, as of August 31, 2000, offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund was liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $19,935, of which $2,390 will expire on August 31, 2005 and $17,545 which will expire on August 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

market instruments are not includeable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Class N expenses to 0.65% and for the period from August 18, 2000 (Commencement of Operations) to August 31, 2000, management agreed to voluntarily limit Cititrade expenses to 1.00%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $1,254,912, of which $427,927 was voluntarily waived for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $1,254,912 for Class N, for the year ended August 31, 2000.

4. DISTRIBUTION FEE The Fund has adopted a Plan of Distribution pursuant to Rule-12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. Distribution fees for Class N amounted to $502,369, of which $214,229 was voluntarily waived for the year ended August 31, 2000, and $1 for Cititrade for the period August 18, 2000 (Commencement of Operations) to August 31, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the period.

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,333,125,279 and $1,343,986,981 respectively, for the year ended August 31, 2000.

CITIFUNDS TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS TAX FREE RESERVES:

We have audited the accompanying statement of assets and liabilities of CitiFunds Tax Free Reserves (a Massachusetts business trust) as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Tax Free Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2000






                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 1.8%
--------------------------------------------------------------------------------
Phoenix City, Alabama,
  Environmental
  Revenue, AMT,
  4.15% due 9/05/00                          $ 7,000               $  7,000,000
Sullivan Pollution Control
  Revenue, Indiana,
  4.20% due 9/11/00                            5,000                  5,000,000
                                                                   ------------
                                                                     12,000,000
                                                                   ------------

GENERAL OBLIGATION BONDS
AND NOTES -- 2.9%
--------------------------------------------------------------------------------
Dallas, Texas,
  5.60% due 2/15/01                            4,000                  4,023,719
Minneapolis, Minnesota,
  4.15% due 1/24/01                            2,000                  2,000,000
South Carolina State,
  5.75% due 3/01/01                            1,000                  1,007,792
South Carolina State,
  6.00% due 5/01/01                            1,000                  1,010,376
Utah State,
  5.00% due 7/01/01                            4,900                  4,926,716
Washington State,
  5.50% due 1/01/01                            6,315                  6,343,547
                                                                   ------------
                                                                     19,312,150
                                                                   ------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 18.0%
--------------------------------------------------------------------------------
Anchorage, Alaska,
  Telephone Utility
  Revenue,
  4.25% due 12/01/00                           2,000                  2,001,681
Baltimore, Maryland,
  7.00% due 10/15/00                           1,000                  1,003,115
Bayonne, New Jersey,
  5.00% due 7/12/01                            7,000                  7,028,803
Brazos, Texas, Higher
  Education
  Authority, AMT,
  5.85% due 6/01/01                            2,000                  2,013,628
California Student
  Loan, AMT,
  4.70% due 6/01/01                            3,000                  3,000,000
Chicago, Illinois,
  4.00% due 10/26/00                           1,000                  1,000,000
Cobb County, Georgia,
  School District,
  4.38% due 12/29/00                           5,000                  5,006,390
Douglas County Colorado,
  School District No 1,
  5.00% due 6/29/01                            3,000                  3,016,224
Everett, Massachusetts,
  6.00% due 12/15/00                           1,130                  1,135,749
Grand Prairie, Texas,
  6.90% due 2/15/01                              355                    358,982
Gulf Coast Waste Disposal
  Authority, Texas, AMT,
  4.20% due 10/01/00                           4,000                  4,000,000
Indianapolis, Indiana, Public
  Improvement,
  5.00% due 1/08/01                            7,475                  7,493,036
Iowa School Corporation,
  5.50% due 6/22/01                           12,000                 12,093,371
Memphis, Tennessee,
  Electric System,
  5.50% due 1/01/01                            1,000                  1,003,227
Mercer County, North
  Dakota, Solid Waste
  Disposal Authority, AMT,
  4.80% due 12/01/00                           3,400                  3,400,000
Michigan Municipal Bond
  Authority,
  4.75% due 4/26/01                            4,000                  4,012,449
Michigan Municipal Bond
  Authority,
  4.30% due 8/23/01                            2,500                  2,516,361
Michigan Municipal Bond
  Authority,
  5.00% due 7/02/01                            2,600                  2,613,485
Milwaukee, Wisconsin,
  Metropolitan Sewer
  District,
  4.25% due 10/01/00                           1,510                  1,510,173
New Hampshire State,
  4.50% due 10/01/00                           2,000                  2,000,711
Ohio Housing Finance
  Agency Mortgage
  Revenue, AMT,
  4.05% due 9/01/00                            3,000                  3,000,000
Oklahoma State Water
  Resource Board State
  Loan Revenue,
  4.05% due 9/01/00                            8,500                  8,500,000
Panhandle Plains, Texas,
  Higher Education Loan,
  4.80% due 9/01/00                              845                    845,000
Pennsylvania State,
  5.70% due 11/15/00                           1,000                  1,003,084
Putnam County, Florida,
  4.35% due 12/15/00                           2,500                  2,500,000
Salt Lake County, Utah,
  5.00% due 1/01/01                              600                    600,952
Texas State,
  5.25% due 8/31/01                           15,000                 15,141,987

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 2000

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- (CONT'D)
--------------------------------------------------------------------------------
University, Michigan,
  University Revenue,
  5.25% due 6/29/01                          $ 2,000               $  2,014,225
Washington State Public
  Power Supply,
  5.25% due 7/01/01                            2,000                  2,014,916
Washington State Single
  Family Mortgage,
  4.88% due 9/01/00                            5,815                  5,815,000
Western, Michigan,
  University Revenue,
  6.50% due 7/15/01                            2,475                  2,568,505
Yoakum County, Texas,
  4.30% due 11/01/00                           3,000                  3,000,000
York County, South
  Carolina, Pollution
  Control Revenue,
  4.05% due 9/15/00                            8,645                  8,645,000
                                                                   ------------
                                                                    121,856,054
                                                                   ------------

BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 1.6%
--------------------------------------------------------------------------------
De Kalb County, Georgia,
  TANs,
  4.40% due 8/01/01                            1,500                  1,500,000
Spokane Washington,
  TRANS,
  4.75% due 4/02/01                            2,000                  2,005,594
West Jordan, Utah, TRANs,
  4.75% due 6/29/01                            6,950                  6,963,700
                                                                   ------------
                                                                     10,469,294
                                                                   ------------

VARIABLE RATE DEMAND NOTES* -- 75.8%
--------------------------------------------------------------------------------
ABN -- Amro Leasetops
  Certificates Trust,
  due 10/01/04                                 3,609                  3,609,000
ABN -- Amro Munitops
  Certificates Trust,
  due 3/07/07                                  4,000                  4,000,000
ABN -- Amro Munitops
  Certificates Trust, AMT,
  due 4/05/06                                  5,000                  5,000,000
ABN -- Amro Munitops
  Certificates Trust, AMT,
  due 7/05/06                                  9,000                  9,000,000
ABN -- Amro Munitops
  Certificates Trust, AMT,
  due 5/07/08                                 15,000                 15,000,000
Adams County, Colorado,
  Industrial Development
  Revenue,
  due 12/01/15                                 2,000                  2,000,000
Alaska State Housing
  Finance Corp., AMT,
  due 6/01/07                                  5,795                  5,795,000
Arapahoe County,
  Colorado, Revenue
  Authority,
  due 7/01/07                                  1,585                  1,585,000
Ascension, Louisiana,
  Revenue, AMT,
  due 12/01/27                                 2,000                  2,000,000
Ashe County, North
  Carolina, Industrial
  Facilities and Pollution,
  due 7/01/10                                  2,100                  2,100,000
Beloit, Kansas, Industrial
  Development
  Authority, AMT,
  due 12/01/16                                 1,100                  1,100,000
Beaver County,
  Pennsylvania, Pollution
  Control Revenue,
  due 12/01/20                                 1,500                  1,500,000
Bexar County, Texas,
  Housing Finance
  Authority,
  due 9/15/26                                  1,900                  1,900,000
Brazos River, Texas, Utility
  Authority,
  due 4/01/30                                    300                    300,000
Brooks County, Georgia,
  Development
  Authority Revenue,
  due 3/01/18                                  2,000                  2,000,000
California State,
  due 12/01/23                                 1,200                  1,200,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                  1,550                  1,550,000
Carthage, Missouri,
  Industrial Development
  Authority Revenue,
  due 4/01/07                                  2,000                  2,000,000
Carthage, Missouri,
  Industrial Development
  Authority Revenue, AMT,
  due 9/01/30                                  2,000                  2,000,000
Castle Pines, North Metro
  District, Colorado,
  due 12/01/28                                 5,195                  5,195,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2000

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                $ 1,400               $  1,400,000
Chicago, Illinois,
  due 1/01/23                                 15,847                 15,847,000
Chicago, Illinois, Board
  of Education,
  due 6/01/21                                  3,000                  3,000,000
Chicago, Illinois, Gas
  Supply Revenue,
  due 3/01/30                                  5,000                  5,000,000
Chicago, Illinois, O'Hare
  International Airport
  Revenue,
  due 7/01/10                                    500                    500,000
Chicago, Illinois, Water
  Revenue,
  due 11/01/30                                 2,300                  2,300,000
Clarksville, Arizona,
  Industrial Development
  Revenue, AMT,
  due 8/01/13                                  1,500                  1,500,000
Clarksville, Tennessee, Public
  Building Authority,
  due 6/01/29                                  1,700                  1,700,000
Clipper Tax Exempt Trust,
  AMT,
  due 3/01/15                                    765                    765,000
Clipper Tax Exempt Trust,
  AMT,
  due 3/01/16                                  6,430                  6,430,000
Coastal Bend, Texas, Health
  Facilities Development,
  due 8/15/28                                  1,000                  1,000,000
Cobb County, Georgia,
  Housing Authority,
  due 9/15/26                                  2,800                  2,800,000
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                                  9,865                  9,865,000
Colorado Springs Utility
  Revenue,
  due 11/15/26                                 6,520                  6,520,000
Columbus, Georgia, Housing
  Authority Revenue,
  due 11/01/17                                   750                    750,000
Connecticut State, Housing
  Finance Authority,
  due 5/15/18                                  3,545                  3,545,000
Connecticut State, Health
  and Education Facilities,
  due 7/01/27                                  1,500                  1,500,000
Davidson County, North
  Carolina, Industrial
  Facilities,
  due 7/01/20                                  2,140                  2,140,000
De Kalb County, Georgia,
  Industrial Development
  Revenue,
  due 2/01/18                                  1,100                  1,100,000
De Kalb County, Georgia,
  Multi-Family Housing
  Revenue,
  due 6/15/25                                  2,400                  2,400,000
Denver, Colorado, City and
  County Airport Revenue,
  due 12/01/20                                 2,300                  2,300,000
Detroit, Michigan, Economic
  Development Corp.,
  due 5/01/09                                  3,000                  3,000,000
Director State, Nevada,
  Department of Business,
  AMT,
  due 8/01/20                                    820                    820,000
District of Columbia,
  Revenue,
  due 10/01/15                                   500                    500,000
Emmaus, Pennsylvania,
  General Authority
  Revenue,
  due 3/01/24                                 13,000                 13,000,000
Facilities Municipal Trust,
  due 12/15/14                                 8,315                  8,315,000
Fayetteville, Arkansas,
  Industrial Development,
  AMT,
  due 12/01/04                                 1,100                  1,100,000
Fayetteville, Arkansas, Public
  Facilities Board,
  due 9/01/27                                    100                    100,000
Floyd County, Georgia,
  Development Authority,
  due 9/01/26                                  1,080                  1,080,000
Forsyth County, Georgia,
  Industrial Development
  Revenue,
  due 1/01/07                                  2,000                  2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue,
  due 12/01/12                                 2,000                  2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue,
  due 2/01/18                                  2,000                  2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 2000

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Gila County, Arizona,
  Industrial Development
  Authority,
  due 11/01/25                               $ 1,585               $  1,585,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue,
  due 8/01/17                                  1,000                  1,000,000
Gulf Breeze, Florida,
  Revenue,
  due 3/31/21                                  1,445                  1,445,000
Gulf Coast, Texas, Waste
  Disposal Authority,
  due 6/01/20                                    890                    890,000
Gwinett County, Georgia,
  Industrial Development
  Revenue,
  due 3/01/17                                    310                    310,000
Harris County, Texas,
  due 8/01/15                                  2,700                  2,700,000
Harris County, Texas, Health
  Facilities Development,
  due 2/15/27                                  1,500                  1,500,000
Harris County, Texas, Health
  Facilities Development,
  due 10/01/29                                 3,000                  3,000,000
Hawaii State, Housing
  Financial &
  Development Corp.,
  due 7/01/29                                  9,945                  9,945,000
Hawkins County,
  Tennessee, Industrial
  Development Board,
  due 10/01/27                                 1,450                  1,450,000
Hays, Texas, Mental Health
  Development Facilities,
  due 11/15/14                                 1,000                  1,000,000
Henrico County, Virginia,
  Industrial Development
  Authority,
  due 8/01/23                                    180                    180,000
Hillsborough County,
  Florida, School Board,
  due 1/01/12                                  7,000                  7,000,000
Huntington, Tennessee,
  Industrial
  Development, AMT,
  due 5/01/20                                  4,000                  4,000,000
Illinois Educational Facilities
  Authority Revenue,
  due 12/01/25                                   700                    700,000
Illinois Health Facilities
  Authority Revenue,
  due 1/01/20                                    100                    100,000
Illinois Health Facilities
  Authority Revenue,
  due 1/01/16                                  3,000                  3,000,000
Irvine Ranch, California,
  Water District,
  due 9/01/06                                    800                    800,000
Jackson County, Mississippi,
  Industrial Development
  Revenue,
  due 12/01/15                                 2,650                  2,650,000
Jacksonville, Florida, Health
  Facilities Revenue,
  due 12/01/23                                 1,900                  1,900,000
Jefferson Parish, Louisiana,
  Home Mortgage,
  due 12/01/26                                 1,690                  1,690,000
Jefferson Parish, Louisiana,
  Industrial
  Development, AMT,
  due 6/01/24                                  1,600                  1,600,000
Kansas City, Missouri,
  Industrial Development
  Authority,
  due 4/01/27                                    800                    800,000
Knox County, Tennessee,
  Health Educational
  Hospital Facilities,
  due 12/01/27                                 8,000                  8,000,000
Knox County, Tennessee,
  Industrial Development
  Board Revenue, AMT,
  due 10/01/00                                   500                    500,000
Koch Certificates Trust,
  due 12/13/02                                 4,636                  4,636,000
Lone Star Texas Airport
  Authority,
  due 12/01/14                                   900                    900,000
Long Island Power
  Authority,
  due 4/01/25                                  4,200                  4,200,000
Long Island Power
  Authority,
  due 5/01/33                                  1,000                  1,000,000
Los Angeles County,
  California, Housing
  Authority,
  due 6/15/28                                  5,000                  5,000,000
Lower County River
  Authority,
  due 9/14/00                                  3,000                  3,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2000

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Macon Trust Pooled Variable
  Rate Certificates
  due 3/03/07                                $13,825               $ 13,825,000
Madison, Wisconsin,
  Community
  Development Authority,
  due 6/01/22                                  1,055                  1,055,000
Maine Health and Higher
  Educational Facilities,
  due 7/01/19                                  3,000                  3,000,000
Maricopa County, Arizona,
  Pollution Control,
  due 5/01/29                                  4,100                  4,100,000
Marshfield, Wisconsin,
  Industrial Development
  Revenue,
  due 12/01/14                                 2,500                  2,500,000
Maryland State Community
  Development,
  due 4/01/25                                    465                    465,000
Mason County, Kentucky,
  Pollution Control,
  due 10/15/14                                 2,800                  2,800,000
Massachusetts Municipal
  WHSL Electric Co.,
  due 7/01/19                                  6,600                  6,600,000
Massachusetts State
  Industrial Finance Agency,
  due 11/01/25                                 2,000                  2,000,000
Mecklenburg County, North
  Carolina, Industrial
  Facilities,
  due 9/01/14                                  2,000                  2,000,000
Metro Atlanta, Rapid
  Transportation,
  due 7/01/20                                  5,000                  5,000,000
Metropolitan Pier &
  Exposition Authority,
  Illinois,
  due 6/15/21                                    165                    165,000
Miami Dade County, Florida,
  Aviation,
  due 10/01/29                                 9,500                  9,500,000
Michigan State Strategic
  Funding,
  due 2/15/34                                  3,000                  3,000,000
Minneapolis, Minnesota,
  due 3/01/12                                  2,000                  2,000,000
Missouri State Health and
  Educational Facilities
  Revenue,
  due 7/01/18                                  3,700                  3,700,000
Missouri State Health and
  Educational Facilities
  Revenue,
  due 6/01/26                                     15                     15,000
Missouri State Housing and
  Development Common
  Mortgage,
  due 3/01/30                                  5,995                  5,995,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                                  3,000                  3,000,000
Montana State, Health
  Facility Authority
  Revenue,
  due 12/01/15                                 1,150                  1,150,000
Montgomery County,
  Tennessee, Public Building
  Authority,
  due 9/01/29                                  1,400                  1,400,000
Morristown, Tennessee,
  Industrial Development
  Board,
  due 2/01/15                                  4,250                  4,250,000
Municipal Securities Trust
  Certificates,
  due 8/01/03                                  4,100                  4,100,000
Nash County, North
  Carolina,
  due 12/01/14                                 1,000                  1,000,000
New Hampshire Higher
  Educational and Health,
  due 6/01/23                                  1,300                  1,300,000
New Hanover County,
  North Carolina,
  due 3/01/14                                  2,250                  2,250,000
New Hanover County,
  North Carolina,
  due 3/01/15                                  2,250                  2,250,000
New Hanover County,
  North Carolina,
  due 3/01/16                                  2,250                  2,250,000
New York, New York,
   due 8/01/03                                10,200                 10,200,000
New York Pooled
  Puttable Trust,
  due 12/05/30                                 7,410                  7,410,000
New York State Energy
  Research and
  Development,
  due 10/01/29                                   500                    500,000
New York State Local
  Government Assistance,
  due 4/01/19                                    500                    500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            August 31, 2000

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York State Local
  Government Assistance,
  due 4/01/25                                $ 7,450                $ 7,450,000
North Carolina Educational
  Facilities,
  due 9/01/26                                    200                    200,000
North Cent. Texas, Health
  Facility Development,
  due 12/01/15                                 4,130                  4,130,000
Ohio State, Air Quality
  Development Authority,
  due 12/01/15                                   900                    900,000
Oklahoma Finance
  Authority Revenue,
  due 1/01/30                                  4,000                  4,000,000
Orange County, Florida,
  Industrial Development
  Authority,
  due 1/01/11                                    375                    375,000
Orlando, Florida, Special
  Assessment Revenue,
  due 10/01/21                                 3,200                  3,200,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                  1,120                  1,120,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                                  1,000                  1,000,000
Pima County, Arizona,
  Industrial Development
  Authority,
  due 12/01/22                                10,000                 10,000,000
Pinal County, Arizona,
  Pollution Control
  Revenue,
  due 12/01/11                                 2,500                  2,500,000
Pitney Bowes Credit
  Corp. Leasetops,
  due 11/13/02                                 1,013                  1,013,459
Pitney Bowes Credit
  Corp. Leasetops,
  due 3/15/05                                  4,060                  4,059,718
Pitney Bowes Credit
  Corp. Leasetops,
  due 3/16/05                                 11,625                 11,624,764
Port Arthur, Texas,
  Navigation District,
  due 10/01/24                                   600                    600,000
Port Vancouver,
  Washington, Revenue,
  due 12/01/09                                 6,100                  6,100,000
Puerto Rico Public
  Finance Corp.,
  due 6/01/12                                  1,115                  1,115,000
Puerto Rico
  Commonwealth,
  due 7/01/27                                  2,750                  2,750,000
Puerto Rico Electric
  Power Authority,
  due 7/01/22                                  1,900                  1,900,000
Red Bay, Alabama,
  Industrial Development
  Board Revenue,
  due 11/01/10                                 3,400                  3,400,000
Rhode Island Health and
  Educational Building,
  due 12/01/29                                 1,000                  1,000,000
Rhode Island Health and
  Educational Building,
  due 3/01/30                                  1,500                  1,500,000
Rhode Island State
  Industrial Facilities Corp.,
  due 5/01/05                                  1,250                  1,250,000
Rhode Island State
  Industrial Facilities Corp.,
  due 11/01/05                                 3,180                  3,180,000
Roswell, Georgia,
  Multi-Family Housing
  Authority,
  due 8/01/27                                  2,500                  2,500,000
Saint Charles Parish,
  Louisiana, Pollution
  Control Revenue,
  due 3/01/24                                  7,500                  7,500,000
San Antonio Texas,
  Water Revenue,
  due 5/15/26                                  7,000                  7,000,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                    600                    600,000
Seattle, Washington,
  Municipal Lighting &
  Power Revenue,
  due 11/01/10                                 4,995                  4,995,000
Seattle, Washington,
  Municipal Lighting &
  Power Revenue,
  due 11/01/18                                   900                    900,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/17                                  2,940                  2,940,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/19                                 10,000                 10,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2000

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)                   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Southeastern Oklahoma
  Industrial Development
  Authority,
  due 6/01/16                                 $3,400               $  3,400,000
Syracuse Industrial
  Economic Development
  Revenue,
  due 12/01/05                                   585                    585,000
Tarrant County, Texas,
  Health Facilities
  Development,
  due 11/15/26                                   945                    945,000
Texas State Department
  of Housing and
  Community,
  due 3/01/17                                  1,995                  1,995,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                  1,000                  1,000,000
Traill County, North
  Dakota, Industrial
  Development, AMT,
  due 12/01/11                                 1,000                  1,000,000
Traill County, North
  Dakota, Industrial
  Development, AMT,
  due 12/11/11                                 1,000                  1,000,000
University Michigan,
  University Revenue,
  due 12/01/24                                 2,300                  2,300,000
Utah State Board of
  Regents,
  due 11/01/25                                   900                    900,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 8/01/25                                  4,000                  4,000,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 10/01/25                                   900                    900,000
Valley, California, Health &
  Hospital System
  Revenue,
  due 5/15/25                                  1,600                  1,600,000
Vermont Industrial
  Development Authority
  Revenue, AMT,
  due 12/01/11                                   700                    700,000
Volusia County, Florida,
  Health Facilities
  Authority,
  due 11/01/15                                   990                    990,000
Walton County, Georgia,
  Industrial Building
  Authority,
  due 10/01/17                                   700                    700,000
Washington State Health
  Care Facilities Revenue,
  due 10/01/05                                 2,000                  2,000,000
Watertown, South Dakota,
  Industrial Development
  Revenue,
  due 8/01/14                                  1,145                  1,145,000
Winchester, Kentucky,
  Industrial Building,
  AMT,
  due 10/01/18                                 2,400                  2,400,000
Wyoming Community
  Development Authority
  Housing Revenue, AMT,
  due 12/01/15                                 7,120                  7,120,000
Yolo County, California,
  Multi-Family Revenue,
  due 11/01/27                                 6,000                  6,000,000
                                                                   ------------
                                                                    512,354,941
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                           100.1%                675,992,439
OTHER ASSETS,
  LESS LIABILITIES                             (0.1)                   (500,139)
                                              -----                ------------
NET ASSETS                                    100.0%               $675,492,300
                                              =====                ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                 $675,992,439
Cash                                                                     33,133
Interest receivable                                                   4,639,778
--------------------------------------------------------------------------------
  Total assets                                                      680,665,350
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     5,047,069
Payable to affiliate - Investment advisory fees (Note 2A)                72,735
Accrued expenses and other liabilities                                   53,246
--------------------------------------------------------------------------------
  Total liabilities                                                   5,173,050
--------------------------------------------------------------------------------
NET ASSETS                                                         $675,492,300
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $675,492,300
================================================================================


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INTEREST INCOME (Note 1B):                                          $25,214,816
EXPENSES
Investment Advisory fees (Note 2A)                 $1,285,870
Administrative fees (Note 2B)                         321,468
Custody and fund accounting fees                      182,490
Legal fees                                             22,051
Audit fees                                             21,500
Trustees' fees                                         13,064
Miscellaneous                                           2,212
--------------------------------------------------------------------------------
  Total expenses                                    1,848,655
Less aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)        (860,853)
Less fees paid indirectly (Note 1D)                   (23,492)
--------------------------------------------------------------------------------
  Net expenses                                                          964,310
--------------------------------------------------------------------------------
Net investment income                                                24,250,506
NET REALIZED LOSS ON INVESTMENTS                                        (23,055)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $24,227,451
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                       YEAR ENDED AUGUST 31,
                                                    ----------------------------
                                                      2000             1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                        $    24,250,506    $    22,768,275
Net realized gain (loss) on investments              (23,055)            16,677
--------------------------------------------------------------------------------
Increase in net assets from operations            24,227,451         22,784,952
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                    2,196,552,821      3,367,197,193
Value of withdrawals                          (2,202,408,291)    (3,456,720,231)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                            (5,855,470)       (89,523,038)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             18,371,981        (66,738,086)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              657,120,319        723,858,405
--------------------------------------------------------------------------------
End of period                                $   675,492,300    $   657,120,319
================================================================================



TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                YEAR ENDED AUGUST 31,
                                  ----------------------------------------------
                                  2000      1999      1998      1997      1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)              $675,492  $657,120  $723,858  $483,630  $372,171
Ratio of expenses to
  average net assets              0.15%     0.15%     0.15%     0.19%     0.30%
Ratio of net investment
  income to average
  net assets                      3.77%     3.11%     3.53%     3.46%     3.31%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets    0.29%     0.29%     0.29%     0.31%     0.32%
Net investment income to
  average net assets              3.63%     2.98%     3.39%     3.35%     3.29%
--------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,285,870, of which $539,386 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $321,467, all of which was voluntarily waived for the year ended August 31, 2000. The Portfolio pays

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,521,124,431 and $2,509,477,347, respectively, for the year ended August 31, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2000, for federal income tax purposes, amounted to $675,992,439.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $1,833. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Tax Free Reserves.

(C)2000 Citicorp        [recycle logo] Printed on recycled paper     CFA/RTF/800